Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)	$ 483	$ 190	$ 1,140	$ 289
Effective Income Tax Rate Reconciliation, Percent	17.20%		21.00%
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 119,500
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards			$ 77,400